FAIR VALUE (Details) - USD ($) $ in Thousands	Feb. 28, 2021	Feb. 29, 2020
Short-term investments
Variable-rate financial instruments	$ 457,723
Available-for-sale investments	308,970
Fair Value, Measurements, Recurring
Short-term investments
Variable-rate financial instruments	457,723
Available-for-sale investments	308,970
Long-term investments
Equity Securities, FV-NI	23,467	$ 26,696
Fair value option investment	7,661	7,258
Available-for-sale investments	361,788	303,584
Total	1,159,609	337,538
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Long-term investments
Equity Securities, FV-NI	23,467	26,696
Total	23,467	26,696
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Short-term investments
Variable-rate financial instruments	457,723
Available-for-sale investments	308,970
Long-term investments
Total	766,693
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Long-term investments
Fair value option investment	7,661	7,258
Available-for-sale investments	361,788	303,584
Total	$ 369,449	$ 310,842